AmericaFirst Income Trends Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

Supplement dated September 25, 2013 to the Prospectus dated January 7, 2013

The following updates portions of the prospectus with more recent expense-related information.

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FUND SUMMARY – AMERICAFIRST INCOME TRENDS FUND

Investment Objective: The Fund seeks a high rate of current income with less volatility than common stocks as measured by the standard deviation.  The Fund seeks total return as a secondary investment objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 34 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)		Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.00%	2.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)		1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)		1.00%	1.00%	1.00%
Wire Transfer Fee		$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.50%	1.00%	0.00%
Other Expenses		0.77%	0.77%	0.77%
Interest Expense Other Expenses	0.01% 0.76%
Acquired Fund Fees and Expenses [1]		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		3.07%	3.57%	2.57%
Fee Waiver and/or Expense Reimbursement [2]		(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.76%	3.26%	2.26%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.20%, 2.70% and 1.70% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least January 4, 2015.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$668	$1,253	$1,893	$3,605
Class U	$522	$1,215	$1,960	$3,918
Class I	$229	$739	$1,308	$2,857

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 315.48% of the average value of the portfolio.

This Supplement, and the Prospectus and Statement of Additional Information both dated January 7, 2013, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference.  These can be obtained without charge by calling toll-free 1-877-217-8363, or by visiting http://americafirstfunds.com/investment-products/mutual-funds.

AmericaFirst Absolute Return Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

Supplement dated September 25, 2013 to the Prospectus dated January 7, 2013

The following updates portions of the prospectus with more recent expense-related information.

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FUND SUMMARY – AMERICAFIRST ABSOLUTE RETURN FUND

Investment Objective: The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 34 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)		Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)		1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)		1.00%	1.00%	1.00%
Wire Transfer Fee		$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.50%	1.00%	0.00%
Other Expenses		1.00%	1.02%	1.03%
Interest Expense	0.26%
Dividend Expense	0.04%
Other Expenses	0.70%,0.72%,0.73%
Acquired Fund Fees and Expenses [1]		0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		3.21%	3.73%	2.74%
Fee Waiver [2]		(0.25)%	(0.27)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver		2.96%	3.46%	2.46%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.95% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least January 4, 2015.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$784	$1,394	$2,052	$3,803
Class U	$590	$1,312	$2,082	$4,092
Class I	$249	$796	$1,399	$3,028

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 601.59% of the average value of the portfolio.

This Supplement, and the Prospectus and Statement of Additional Information both dated January 7, 2013, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference.  These can be obtained without charge by calling toll-free 1-877-217-8363, or by visiting http://americafirstfunds.com/investment-products/mutual-funds.